UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02328

BOULDER GROWTH & INCOME FUND, INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2010 to June 30, 2011

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter Voted On	Matter Proposed By Issuer or Holder	Vote Cast	Vote	For or Against Management
Neuberger Berman R/E SEC Income-PFD C	NRO SERIES W	64190A301	7/1/2010	4/1/2010	1	Election of five (5) directors	Issuer	Yes	Against	Against

Allegheny Energy, Inc.	AYE	017361106	9/14/2010	7/16/2010	1
Proposal to approve the agreement and plan of merger, dated as of February 10, 2010, by and among Firstenergy Corp., Element Merger Sub, Inc. (a wholly-owned subsidiary of Firstenergy Corp.) and Allegheny Energy, Inc. as amended as of June 4, 2010 and as it may by further amended form time to time, and the merger described therein
							Issuer	Yes	For	For
2
Proposal to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies if there are insufficient votes to approve the merger agreement and the merger at the time of the special meeting
							Issuer	Abstain	Abstain	Abstain

Advent Claymore Global Conv Sec & IN W7	AGC SERIES W	007639305	9/28/2010	8/16/2010	1	Election of three (3) Directors	Issuer	Yes	Against	Against

Proctor and Gamble Company	PG	742718109	10/12/2010	8/13/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	Ratify appointment of the independent Register Public Accounting Firm	Issuer	Yes	For	For
					3	Cumulative voting	Issuer	Yes	For	For

Diageo PLC	DEO	25243Q205	10/14/2010	9/3/2010	1	Report and accounts 2010	Issuer	Yes	For	For
					2	Directors' remuneration report 2010	Issuer	Yes	For	For
					3	Declaration of final dividend	Issuer	Yes	For	For
					4 - 12	Re-election of nine (9) directors	Issuer	Yes	For	For
					13 - 14	Election of two (2) Directors	Issuer	Yes	For	For
					15	re-appointment of auditor	Issuer	Yes	For	For
					16	Remuneration of auditor	Issuer	Yes	For	For
					17	Authority to allot shares	Issuer	Yes	For	For
					18	Disapplication of pre-emption rights	Issuer	Yes	For	For
					19	Authority to purchase own ordinary shares	Issuer	Yes	For	For
					20	Authority to make political donations and/or to incur political expenditure in the EU	Issuer	Abstain	Abstain	Abstain
					21	Amendment of the Diageo plc 2001 Share Incentive Plan	Issuer	Yes	Against	Against
					22	Adoption of the Diageo plc 2001 Share save Plan	Issuer	Yes	Against	Against
					23	Authority to establish international share plans	Issuer	Yes	Against	Against
					24	Reduce notice of a general meeting other than an annual general meeting	Issuer	Yes	Against	Against

Buckeye Partners, LP	BPL	118230101	11/16/2010	9/17/2010	1
Approval of a first amended and restated agreement and plan of merger by and among Buckeye Partners, LP (The "Partnership"), Buckeye GP LLC, Grand Ohio, LLC, Buckeye GP Holdings LP & Mainline Management LLC, dated as of August 18, 2010 and the transactions contemplated thereby, all as more fully described in the proxy statement.
							Issuer	Yes	For	For
					2	To consider and vote upon the approval of the amended and restated agreement of limited partnership of the partnership	Issuer	Yes	For	For

Becton Dickson and Company	BDX	075887109	2/1/2011	12/10/2010	1	Election of fourteen (14) directors	Issuer	Yes	For	For
					2	Ratification of selection of independent registered public accounting firm	Issuer	Yes	For	For
					3	An advisory vote on the approval of executive compensation	Issuer	Yes	Against	Against
					4	An advisory vote on the approval of executive compensation advisory votes	Issuer	Yes	1 yr	NR
					5	Special shareholder meetings	Issuer	Yes	For	Against
					6	Cumulative voting	Issuer	Yes	For	Against

The Laclede Group, Inc.	LG	505597104	1/27/2011	12/1/2010	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Re-approval of annual incentive plan	Issuer	Yes	Against	Against
					3	Re-approval of the 2006 Equity Incentive plan, as amended	Issuer	Yes	Against	Against
					4	Advisory nonbinding approval of resolution to approve compensation of executives	Issuer	Yes	Against	Against
					5	Advisory nonbinding approval of interval at which we seek shareholder approval of compensation of executives	Issuer	Yes	1 yr	Against
					6	Ratify the appointment of Deloitte & Touche as independent registered public accounting for fiscal year 2011	Issuer	Yes	For	For

Atmos Energy Corporation	ATO	049560105	2/9/2011	12/15/2010	1 A-D	Election of four (4) Directors	Issuer	Yes	For	For
					2	Proposal to amend the company's 1998 long-term incentive plan to increase the number of shares reserved for issuance under the plan and to extend the term of the plan for an additional five years	Issuer	Yes	Against	Against
					3	Proposal to amend the company's annual incentive plan for management to extend the term for an additional five years	Issuer	Yes	Against	Against
					4	Proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered accounting firm for fiscal 2011	Issuer	Yes	For	For
					5	Proposal for an advisory by shareholders to approve the compensation of the company’s named executive officers for fiscal 2010 ("say on pay")	Issuer	Yes	Against	Against
					6	Proposal for an advisory on the frequency of vote say on pay in future years	Issuer	Yes	1 yr	For

Penn Virginia Resource Partners LP	PVR	707884102	2/16/2011	12/20/2010	1
To consider and vote upon the approval and adoption of the (A) agreement and plan of merger of by and among Penn Virginia Resource Partners, LP, Penn  Virginia Resource GP, LLC PVR Radnor, LLC, Penn Virginia GP Holdings LP and PVG GP, LLC, the general partner of holdings, (B) merger & (C) transactions contemplated thereby, all as more fully described in the proxy statement
							Issuer	Yes	For	For
					2	To consider and vote upon the approval and adoption of the fourth amended and restated agreement of limited partnership of the partnership	Issuer	Yes	For	For
3
To consider and vote upon any proposal that may be presented to adjourn the partnership special meeting to a later date, if necessary, to solicit additional proxies in the event that there are insufficient votes in favor of any of the foregoing proposals
							Issuer	Abstain	Abstain	Abstain

WGL Holdings, Inc.	WGL	92924F106	3/3/2011	1/3/2011	1	Election of seven (7) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the appointment of Deloitte & Touche LLP as independent public accountants for fiscal year 2011	Issuer	Yes	For	For
					3	Proposal to provide cumulative voting in the election of directors	Issuer	Yes	For	For
					4	Proposal to approve, by non-binding core, compensation paid to certain executive officers	Issuer	Yes	For	For
					5	To recommend by non-binding vote the frequency of executive compensation votes	Issuer	Yes	1yr	For

Piedmont Natural Gas Company	PNY	720186105	3/4/2011	12/27/2010	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the 2001 fiscal year	Issuer	Yes	For	For
					3	Approval of the company’s amended and restated incentive compensation plan	Issuer	Yes	Against	Against
					4	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Advisory vote on frequency of shareholder advisory vote on executive compensation	Issuer	Yes	1 yr	Against

Franklin Resources, Inc.	BEN	354613101	3/15/2011	1/18/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2011	Issuer	Yes	For	For
3
To approve an amendment and restatement of the Franklin Resources, Inc. 2002 Universal Stock Incentive Plan to increase the number of authorized shares of common stock available for issuance by 10,000,000 shares
							Issuer	Yes	Against	Against
					4	To approve on an advisory basis the compensation of the Company's executive officers	Issuer	Yes	For	For
					5	Advisory vote on the frequency of advisory votes on the compensation plan of the Company’s executive officers	Issuer	Yes	1 yr	Against

Scana Corporation	SCG	80589M102	4/21/2011	3/3/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Approval of amendment to director compensation and deferral plan	Issuer	Yes	For	For
					3	Approval of amendment to articles of incorporation to increase shares from 150,000,000 to 200,000,000	Issuer	Yes	For	For
					4	Approval of appointment of independent registered public accounting firm	Issuer	Yes	For	For
					5	Advisory (non-binding) vote on executive compensation vote	Issuer	Yes	For	For
					6	Advisory (non-binding) vote on frequency of executive compensation vote	Issuer	Yes	1 yr	Against

Centerpoint Energy, Inc.	CNP	15189T107	4/21/2011	2/22/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2011	Issuer	Yes	For	For
					3	Approve the advisory resolution on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory shareholder vote on executive compensation	Issuer	Yes	1 yr	For
					5	Approve the material terms of the performance goals of the short term incentive plan	Issuer	Yes	Against	Against
					6	Approve the amendment to the stock plan for outside directors	Issuer	Yes	Against	Against

American Electric Power Co, Inc.	AEP	025537101	4/26/2011	2/28/2011	1	Election of ten (13) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Deloitte & Touche LLP as the independent registered accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of holding an advisory vote on executive compensation	Issuer	Yes	1 yr	For

Magellan Midstream Partners LP	MMP	559080106	4/27/2011	2/28/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Proposal to amend long-term incentive plan	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on frequency of vote on executive compensation	Issuer	Yes	1 yr	Against

Cohen & Steers Infrastructure Fund, Inc.	UTF	19248A109	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Cohen & Steers Quality Inc Rlty-Common	RQI	19247L106	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	4/28/2011	3/1/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on named executive officer compensation	Issuer	Yes	Against	Against
					4	Advisory vote on frequency of advisory vote on named executive officers	Issuer	Yes	1 yr	For
					5	Shareholder proposal on pharmaceutical price restraint	Holder	Yes	Against	For
					6	Shareholder proposal on amendment to Company's equal employment opportunity policy	Holder	Yes	Against	For
					7	Shareholder proposal on adopting non-animal methods for training	Holder	Yes	Against	For

Pfizer, Inc.	PFE	717081103	4/28/2011	3/1/2011	1	Election of thirteen (15) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the selection of KPMG LLP as independent register accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	Against
					5	Shareholder proposal regarding publication of political contributions	Holder	Yes	Against	For
					6	Shareholder proposal regarding public policy initiatives	Holder	Yes	Against	For
					7	Shareholder proposal on pharmaceutical price restraints	Holder	Yes	Against	For
					8	Shareholder proposal regarding action by written consent	Holder	Yes	For	Against
					9	Shareholder proposal regarding special shareholder meetings	Holder	Yes	For	Against
					10	Shareholder proposal regarding animal research	Holder	Yes	Against	For

HCP, Inc	HCP	40414L109	4/28/2011	3/4/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Deloitte & Touche LLP as HCP's independent registered public accounting firm for the fiscal year ending December 31, 2001	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For

The Empire District Electric Company	EDE	291641108	4/28/2011	3/1/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of Pricewaterhousecoopers LLP as Empire's independent registered accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	To vote upon a non-binding advisory proposal to approve the compensation of our named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
					4	To vote upon a non-binding advisory proposal on whether the non-binding advisory vote on executive compensation should occur every one, two or three years	Issuer	Yes	1 yr	Against

Berkshire Hathaway, Inc. Class A	BRK/A	084670108	4/30/2011	3/2/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	Issuer	Yes	For	For
					3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Issuer	Yes	1 yr	Against
					4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Issuer	Yes	Against	For

Berkshire Hathaway, Inc. Class B	BRK/B	084670702	4/30/2011	3/2/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	Issuer	Yes	For	For
					3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Issuer	Yes	1 yr	Against
					4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Issuer	Yes	Against	For

AGL Resources Inc.	AGL	0012504106	5/3/2011	2/25/2011	1	Election of seven (7) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Pricewaterhousecoopers as our independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	The adoption of an amendment and restatement of our 2007 omnibus performance incentive plan	Issuer	Yes	Against	Against
					4	The adoption of an amendment and restatement of our amended and restated employee stock purchase plan	Issuer	Yes	Against	Against
					5	The approval of a non-bonding resolution to approve the compensation of our named executive officers	Issuer	Yes	For	For
					6	The approval of a non-binding resolution to approve the frequency (annual, biennial or triennial) of the advisory vote on executive compensation	Issuer	Yes	1 yr	For

Teco Energy, Inc.	TE	872375100	5/4/2011	2/24/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of Pricewaterhousecoopers LLP as our independent auditor for 2011	Issuer	Yes	For	For
					3	An advisory vote on executive compensation ("say on pay")	Issuer	Yes	For	For
					4	An advisory vote on the frequency of future say on pay votes	Issuer	Yes	1 yr	For
					5	Amendment of the company’s equal employment opportunity policy	Holder	Yes	Against	For
					6	Declassify the Board of Directors	Holder	Yes	For	Against

Realty Income Corporation	O	756109104	5/3/2011	3/10/2011	1	Election of seven (7) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	Non-binding advisory vote on the compensation of our named executive officers	Issuer	Yes	For	For
					4	Non-binding advisory vote on whether the frequency of future advisory votes on the compensation of our named executive officers should occur every year, every two years or every three years	Issuer	Yes	1 yr	Against

Pengrowth Energy Corporation	PGH	70706P104	5/5/2011	3/21/2011	1	Appointment of KPMG LLP as auditors of the corporation for the enduing year and authorizing the directors to fix their remuneration	Issuer	Yes	For	For
					2	Election of eight (8) Directors	Issuer	Yes	For	For

Health Care REIT, Inc.	HCN	42217K106	5/5/2011	3/8/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Approval of the compensation of the named executive officers as disclosed in the proxy statement pursuant to the compensation disclosure rule of the SEC	Issuer	Yes	For	For
					3	Frequency of advisory vote on compensation of the named executive officers	Issuer	Yes	1 yr	For
					4	Approval of an amendment to the second restated certificate of incorporation to increase the number of authorized share of common stock from 225,000,000, to 400,000,000 for general corporate purposes	Issuer	Yes	For	For
					5	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2011	Issuer	Yes	For	For

Sanofi-Aventis	SNY	80105N105	5/6/2011	3/28/2011	1	Approval of the individual company financial statements for the year ended December 31, 2010	Issuer	Yes	For	For
					2	Approval of the consolidated financial statements for the year ended December 31, 2010	Issuer	Yes	For	For
					3	Appropriation of profits; declaration of dividend	Issuer	Yes	For	For
					4	Agreements and commitments subject to article L225-38 et seq of the Commercial Code	Issuer	Yes	For	For
					5	Directors attendance fees	Issuer	Yes	For	For
					6 - 11	Election of six (6) Directors	Issuer	Yes	For	For
					12	Reappointment of a Statutory Auditor (Pricewaterhousecoopers Audit)	Issuer	Yes	For	For
					13	Appointment of a Deputy Statutory Auditor (Mr. Yves Nicolas)	Issuer	Yes	For	For
					14	Authorization of the Board of Directors to carry out transactions in share issued by the company	Issuer	Yes	Against	Against
15
Delegation to the board of directors of authority to decide to carry out increases in the share capital by issuance, with preemptive rights maintained , of shares and/or securities giving access to the company’s capital and/or by issuance of securities giving entitlement to the allotment of debt instruments
							Issuer	Yes	Against	Against
16
Delegation to the Board of Directors of authority to decide to carry out by public offering increases in the share capital by issuance, without preemptive rights of shares and/or securities giving access to the company's capital and/or the issuance of securities giving entitlement to the allotment of debt instruments
							Issuer	Yes	Against	Against
17
Possibility of issuing without preemptive rights, shares and/or securities giving access to the company's capital as consideration for assets transferred to the company as a capital contribution in kind in the form of shares or securities giving access to the capital of another company
							Issuer	Yes	Against	Against
					18	Delegation to the Board of Directors of authority to increase the number of shares to be issued in the event of a capital increase with or without preemptive rights	Issuer	Yes	Against	Against
					19	Delegation to the Board of Directors of authority to decide to carry out increase in the share capital by incorporation of share premium, reserves, profits or other items	Issuer	Yes	Against	Against
20
Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, of shares or securities giving access to the company’s capital reserved for members of savings plans with waiver of preemptive rights in their favor
							Issuer	Yes	Against	Against
					21	Delegation to the Board of Directors of authority to grant options to subscribe for or purchase shares	Issuer	Yes	Against	Against
					22	Authorization to the Board of Directors to reduce the share capital by cancelation of treasury shares	Issuer	Yes	For	For
					23	Amendment to article 11 of the Articles of Association	Issuer	Yes	For	For
					24	Amendment to article 12 of the Articles of Association	Issuer	Yes	For	For
					25	Amendment to article 19 of the Articles of Association	Issuer	Yes	For	For
					26	Change of name and corresponding change to the Articles of Association	Issuer	Yes	For	For
					27	Powers for formalities	Issuer	Yes	Against	Against

UIL Holdings Corporation	UIL	902748102	5/10/2011	3/8/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of Pricewaterhousecoopers (No Suggestions) as UIL Holdings Corporation's independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approval, by non-binding vote, executive compensation	Issuer	Yes	For	For
					4	Recommendation, by non-binding vote, the frequency of executive compensation votes	Issuer	Yes	1 yr	For
					5	Proposal to amend the certificate of incorporation of UIL Holdings Corporation to increase the number of shares authorized	Issuer	Yes	For	For

3M Company	MMM	88579Y101	5/10/2011	3/11/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	To Ratify the appointment of Pricewaterhousecoopers as independent registered public accounting firm.	Issuer	Yes	For	For
					3	An advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	An advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal on political contributions	Issuer	Yes	Against	Against

Allete, Inc.	ALE	018522300	5/10/2011	3/11/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Approval of advisory resolution on executive compensation	Issuer	Yes	For	For
					3	Advisory vote on frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of Pricewaterhousecoopers LLP as Allete's independent registered public accounting firm for 2011	Issuer	Yes	For	For

Alliant Energy Corporation	LNT	018802108	5/10/2011	3/17/2011	1	Election of two (2) Directors	Issuer	Yes	For	For
					2	Advisory vote on the approval of the compensation of the company’s named executive officers	Issuer	Yes	For	For
					3	Advisory vote on the frequency of advisory votes on the compensation of the company's executive officers	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of Deloitte & Touche LP as the company's independent registered public accounting firm for 2011	Issuer	Yes	For	For

ConocoPhillips	COP	20825C104	5/11/2011	3/14/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory approval of Executive Compensation	Issuer	Yes	Against	Against
					4	Advisory vote on frequency of advisory vote on executive compensation	Holder	Yes	1 yr	N R
					5	Approval of 2011 Omnibus Stock and Performance Incentive Plan	Holder	Yes	Against	Against
					6	Gender expression non-discrimination	Holder	Yes	Against	For
					7	Political Contributions	Holder	Yes	Against	For
					8	Report on grassroots lobbying expenditures	Holder	Yes	Against	For
					9	Accident risk mitigation	Holder	Yes	Against	For
					10	Company environmental policy (Louisiana Wetlands).	Holder	Yes	Against	For
					11	Greenhouse gas reduction targets	Holder	Yes	Against	For
					12	Report on financial risks from climate change	Holder	Yes	Against	For
					13	Canada oil slicks	Holder	Yes	Against	For
					14	In its discretion, upon such other matters that may properly come before the meeting or any adjournment or adjournments thereof	Holder	Yes	Against	For

Progress Energy, Inc	PGN	743263105	5/11/2011	3/4/2011	1	Election of fourteen (14) Directors	Issuer	Yes	For	For
					2	An advisory (nonbinding ) vote to approve executive compensation	Issuer	Yes	Against	Against
					3	To recommend by an advisory (nonbinding) vote the frequency of shareholder votes on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the selection of Deloitte & Touche LLP as Progress Energy Inc's independent registered public accounting firm for 2011	Issuer	Yes	For	For
Vectren Corporation	VVC	92240G101	5/11/2011	3/9/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Approve the Vectren Corporation at risk compensation plan as amended and restated	Issuer	Yes	For	For
					3	Approve a non-binding advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For
					4	To provide by non-binding vote , the frequency of the non-binding shareholder vote to approve the compensation of the named executive officers	Issuer	Yes	1 yr	Against
					5	Ratify the reappointment of Deloitte & Touche, LLP as the independent registered public accounting firm for Vectren for 2011	Issuer	Yes	For	For

Total S.A	TOT	89151E109	5/13/2011	4/5/2011	1	Approval of parent company financial statements	Issuer	Yes	For	For
					2	Approval of consolidated financial statements	Issuer	Yes	For	For
					3	Allocation of earnings, declaration of dividend	Issuer	Yes	For	For
					4	Agreements covered by article L.225-38 of the French commercial code	Issuer	Yes	For	For
					5	Authorization for the board of directors to trade in shares of the company	Issuer	Yes	For	For
					6	Renewal of the appointment of director	Issuer	Yes	For	For
					7	Renewal of the appointment of director	Issuer	Yes	For	For
					8	Renewal of the appointment of director	Issuer	Yes	For	For
					9	Appointment of director	Issuer	Yes	For	For
					10	Appointment of director	Issuer	Yes	For	For
					E11	Authorization to grant restricted shared in company to employees of group and to managers of company or other group companies	Issuer	Yes	For	For
					A	Amendment of article 9 of the company's articles of association, all as more fully described in the proxy statement	Holler	Yes	Against	For

Philip Morris International Inc.	PM	718172109	5/11/2011	3/15/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent auditors	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on Executive Compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal 1 - Food insecurity and tobacco use	Holder	Yes	Against	For
					6	Stockholder proposal 2 - Independent board chair	Holder	Yes	Against	For

Healthcare Realty Trust Incorporated	HR	421946104	5/17/2011	3/17/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of BDO USA LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
3
To approve the following resolution: resolved, that the shareholders of Healthcare realty Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to item 402 of regulation S-K in the company's proxy statement for the 2011 annual meeting of shareholders
							Issuer	Yes	Against	Against
					4	To recommend, by non-binding advisory vote, the frequency of executive compensation votes on an annual (1 year), biennial (2 years) or triennial (3 years) basis	Issuer	Yes	1 yr	Against

Firstenergy Corp.	FE	337932107	5/17/2011	3/28/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of the independent registered accounting firm	Issuer	Yes	For	For
					3	Reduce the percentage of share required to call a special meeting of shareholder	Issuer	Yes	For	For
					4	Approval of an advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Recommend advisory vote on frequency of future votes on executive compensation	Issuer	Yes	1 yr	For
					6	Shareholder proposal: Report on coal combustion waste	Holder	Yes	Against	For
					7	Shareholder proposal: Lower percentage required for shareholder action by written consent	Holder	Yes	For	Against
					8	Shareholder proposal: Adopt a majority vote standard for the election of directors	Holder	Yes	For	Against
					9	Shareholder proposal: Report on financial risks of reliance on coal	Holder	Yes	Against	For

PPL Corporation	PPL	69351T106	5/18/2011	2/28/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Approval of short term incentive plan	Issuer	Yes	Against	Against
					3	Ratification of the appointment of independent registered accounting firm	Issuer	Yes	For	For
					4	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Advisory vote on the frequency of future executive compensation votes	Issuer	Yes	1 yr	For
					6	Shareholder proposal - Director election majority vote standard proposal	Holder	Yes	For	Against
					7	Shareholder proposal - Special shareholder meetings	Holder	Yes	For	Against

OGE Energy Corp	OGE	670837103	5/19/2011	3/21/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Amendment of the restated certificate of incorporation to increase the number of authorized shares of common stock from 125,000,000 to 225,000,000	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Ratification of the appointment of Ernst & Young LLP s the company's principal independent accountants for 2011	Issuer	Yes	For	For

Westar Energy, Inc.	WR	95709T100	5/19/2011	3/21/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	To provide an advisory vote on executive compensation	Issuer	Yes	For	For
					3	To provide an advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					4	To approve an amendment to our long term incentive and share award plan and approve the material terms of the performance goals under the plan	Issuer	Yes	For	For
					5	To approve an amendment to our restated articles of incorporation to increase our authorized shares of common stock	Issuer	Yes	For	For
					6	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2011	Issuer	Yes	For	For

Altria Group, Inc	MO	02209S103	5/19/2011	3/28/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent registered public accounting firm	Issuer	Yes	For	For
					3	Advisory vote on the compensation of the company's named executive officers	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of the future advisory votes on the compensation of the company's executive officers	Issuer	Yes	1 yr	N R
					5	Shareholder proposal - Address concerns regarding tobacco flavoring	Holder	Yes	Against	For

Nextera Energy, Inc.	NEE	65339F101	5/20/2011	3/22/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approval of the Nextera Energy, Inc. 2011 long term incentive plan	Issuer	Yes	Against	Against
					4	Approval, by non-binding advisory vote, of the Nextera Energy's compensation of tits named executive officers as disclosed in the proxy statement	Issuer	Yes	Against	Against
					5	Non-binding advisory vote on whether Nextera Energy should hold a non-binding shareholder advisory vote to approve Nextera Energy's compensation of its named executive officers every 1, 2, or 3 years	Issuer	Yes	1 yr	For

Merck & Co., Inc.	MRK	58933Y105	5/24/2011	3/25/2011	1	Election of eighteen (18) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of the Company's independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future votes on executive compensation	Issuer	Yes	1 yr	Against

Oneck, Inc.	OKS	682680103	5/25/2011	3/28/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Ratification of Pricewaterhousecoopers LLP as the independent registered public accounting firm for year ending December 31, 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of holding the advisory vote on executive compensation	Issuer	Yes	1yr	For

Southern Company, The	SO	842587107	5/25/2011	3/28/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Deloitte & Touch LLP as the company's independent registered public accounting firm on executive compensation	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of vote on executive compensation	Issuer	Yes	1 yr	For
					5	Approval of omnibus incentive compensation plan	Issuer	Yes	Against	Against
					6	Stockholder proposal on coal combustion byproducts environmental report	Issuer	Yes	Against	Against

Blank Hills Corporation	BKH	092113109	5/25/2011	4/5/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touch LLP to serve as Blank Hills Corporation's independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approve the advisory resolution on executive compensation	Issuer	Yes	Against	Against
					4	Approve holding the advisory vote on executive compensation every one, two or three years, as indicated	Issuer	Yes	1 yr	For

Gabelli Dividend & Income Trust-PFD	GDV SERIES T	36242H302	6/2/2011	3/21/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Shareholder proposal to eliminate the fund's classified board structure	Holder	Yes	For	Against

Wal-Mart Stores, Inc.	WMT	931142103	6/3/2011	4/6/2011	1	Election of thirteen (15) Directors	Issuer	Yes	For	For
					2	Ratification of Ernst & Young LLP as independent accountants	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Gender identity non-discrimination policy	Holder	Yes	Against	For
					6	Political contributions report	Holder	Yes	Against	For
					7	Special shareowner meetings	Holder	Yes	For	Against
					8	Require suppliers to publish annual sustainability report	Holder	Yes	Against	For
					9	Climate change risk disclosure	Holder	Yes	Against	For

Buckeye Partners, LP	BPL	118230101	6/7/2011	4/8/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratification of Deloitte & Touch LLP	Issuer	Yes	For	For
					3	Advisory resolution on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	Against

Caterpillar Inc.	CAT	149123101	6/8/2011	4/11/2011	1	Election of fifteen (15) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approve amended and restated Caterpillar, Inc. executive short term incentive plan	Issuer	Yes	Against	Against
					4	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Advisory vote on the frequency of executive compensation votes	Issuer	Yes	1 yr	For
					6	Stockholder proposal - report on political contributions and expenses	Holder	Yes	Against	For
					7	Stockholder proposal - executives to retain significant stock	Holder	Yes	Against	For
					8	Director election majority vote standard	Holder	Yes	For	Against
					9	Stockholder proposal - special stockholder meetings	Holder	Yes	For	Against
					10	Stockholder proposal - independent chairman of the board	Holder	Yes	Against	For
					11	Stockholder proposal - review global corporate standards	Holder	Yes	Against	For
					12	Stockholder proposal - death benefits policy	Holder	Yes	Against	For

W.P. Carey & Co.	WPC	92930Y107	6/16/2011	4/19/2011	1	Election of fourteen (14) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of Pricewaterhousecoopers LLP as the company's independent registered accounting firm for 2011	Issuer	Yes	For	For
					3	To approve the advisory resolution on executive compensation	Issuer	Yes	Against	Against
					4	To approve holding an advisory vote on executive compensation every one, two or three years as indicated	Issuer	Yes	1 yr	Against

Penn Virginia Resource Partners, LP	PVR	707884102	6/22/2011	4/26/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	To approve by advisory (non-binding) vote, executive compensation	Issuer	Yes	For	For
					3	To recommend by advisory (Non-binding) vote, the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
American Express Company	AXP	025816109	5/2/2011	3/4/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on frequency of executive compensation vote	Issuer	Yes	1 yr	For
					5	Shareholder proposal relating to cumulative voting for directors	Holder	Yes	Against	For
					6	Shareholder proposal relating to the calling of special shareholder meetings	Holder	Yes	For	Against
Great Plains Energy Incorporated	GXP	391164100	5/3/2011	2/22/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					3	To recommend by advisory (Non-binding) vote, the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					4	Approval of the amended long-term incentive plan	Issuer	Yes	Against	Against
					5	Ratification of appointment of Delloitte & Touche LLP as the company's independent registered public accountants for 2011	Issuer	Yes	For	For

The Empire District Electric Company	EDE	291641108	4/28/2011	3/1/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	For	For
					3	To recommend by advisory (Non-binding) vote, the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					4	Approval of the amended long-term incentive plan	Issuer	Yes	For	For

AGL Resources Inc.	AGL	001204106	6/14/2011	4/18/2011	1
To approve the issuance of shares of AGL Resources Inc. common stock as contemplated by the agreement and plan of merger, dated as of December 6, 2010, among AGL Resources Inc., Apollo Acquisition Corp., Ottawa Acquisition LLC and Nicor Inc.
							Issuer	No	NA	NA
2
To approve an amendment to AGL Resources Inc.'s amended and restated articles of incoporation to increase the number of directors that may serve on AGL Resources Inc.'s board of directors from 15 to 16 directors.
							Issuer	No	NA	NA
3
To adjourn the special meeting if necessary to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the issuance of shares and/or the amendment to the amended and restated articles of incorporation.
							Issuer	No	NA	NA

Nicor Inc.	GAS	654086107	6/14/2011	4/18/2011	1	To approve the agreement and plan of merger, dated as of December 6, 2010, by and among AGL Resources Inc., Apollo Acquisition Corp., Ottawa Acquisition LLC and Nicor Inc.	Issuer	No	NA	NA
					2	To adjourn the special meeting, if necessary and appropriate.	Issuer	No	NA	NA

Nicor Inc.	GAS	654086107	6/14/2011	4/18/2011	1	Election of thirteen (13) directors	Issuer	No	NA	NA
					2	Non-binding advisory vote to approve the compensation of Nicor's named executive officers as disclosed in the accompanying proxy statement	Issuer	No	NA	NA
					3	Non-binding advisory vote on the frequency of a stockholder vote on the compensation of Nicor's named executive officers.	Issuer	No	NA	NA
					4	Ratification of appointment of Deloitte & Touche LLP as Nicor's independent registered public accounting firm for 2011	Issuer	No	NA	NA

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2011